Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Future Minimum Lease Payments [Line Items]
Lease commitment	$ 81
Within 1 year [Member]
Schedule of Future Minimum Lease Payments [Line Items]
Lease commitment	80
1-3 years [Member]
Schedule of Future Minimum Lease Payments [Line Items]
Lease commitment	$ 1